Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2014
Accounting Policies [Abstract]
Schedule of Intangible Assets Estimated Lives and Methods Used to Amortize

The methods and lives used to amortize intangible assets are as follows:

Intangible	Method	Years
Core deposit	Straight-line or effective yield	4.75 – 6.2
Brand intangible	Straight-line	15
Customer relationships	Straight-line	8.5
Other intangibles	Straight-line	5